SHARE BASED COMPENSATION (Details Narrative) - USD ($)				3 Months Ended	9 Months Ended	12 Months Ended
	Jan. 02, 2021	Jan. 01, 2021	Dec. 22, 2020	Sep. 30, 2021	Sep. 30, 2021	Dec. 31, 2020
Warrants outstanding				841,440	841,440
Weighted average exercise price					$ 0.01
Weighted average remaining contractual term					4 years 5 months 12 days
Aggregate intrinsic value				$ 3,400,000	$ 3,400,000
Number of shares vested		310,830
Share-based compensation, expected term					2 years 6 months
Share-based compensation, expected dividend rate					0.00%
Share-based compensation, volatility					51.30%
Share-based compensation, average interest rate					0.12%
Share-based compensation expense					$ 1,041,281	$ 351,134
Warrant [Member]
Number of shares vested	631,080
Share-based compensation expense					$ 2,107,825	$ 713,120
Board of Directors [Member]
Number of shares authorized		310,830
Board of Directors [Member] | Warrant [Member]
Number of shares authorized		631,080
Share-based compensation, expected term		5 years
Warrants exercise price per share		one
Director [Member] | The Crone Law Group [Member]
Number of shares authorized			103,610
Share-based compensation, expected term			2 years 6 months
Share-based compensation, expected dividend rate			0.00%
Share-based compensation, volatility			43.50%
Share-based compensation, average interest rate			0.11%
Number of shares vested			103,610
Director [Member] | Warrant [Member] | The Crone Law Group [Member]
Number of shares authorized			210,360
Warrant exercisable, period			5 years
Warrants exercise price per share			$ 1
Number of shares vested			0